Consolidated Statements of Stockholders' Equity (Parenthetical) - shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Statement Of Stockholders Equity [Abstract]
Number of treasury shares canceled (in shares)		5,528
Corporate federal income tax rate	21.00%